Share-Based Payments - Portfolio Performance Shares Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vested and expected to vest, end of period, shares	150,368	[1]
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	22,266
Granted, shares	7,013
Vested, shares	(7,196)
Forfeited, shares	(1,110)
Nonvested, end of period, shares	20,973	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.48
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.06
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.28
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	33.62
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 36.22	[2]
Vested and expected to vest, end of period, shares	35,000
Number of shares modified to accelerate vesting	5,700
Number of employees affected by accelerated vesting | Employee	2,800
Number of shares scheduled for near-term vesting	5,900
Incremental compensation cost resulting from plan modification | $	$ 0

[1]	The number of options expected to vest takes into account an estimate of expected forfeitures.
[2]	Vested and non-vested shares outstanding, but not paid as of December 31, 2017 were 35.0 million. Included in this amount is the modification for a commitment to pay 5.7 million PPSs to approximately 2,800 employees, including senior and key management employees, for the 5.9 million PPSs scheduled for near-term settlement. There was no material impact to compensation expense due to the modification.The following table provides data related to all PPS activity:(MILLIONS OF DOLLARS) Year Ended December 31,2017 2016 2015Total fair value of shares vested $131 $118 $60Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax $94 $93 $102Weighted-average period over which PPS cost is expected to be recognized (years) 1.7 1.8 1.7